Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Huntington Ingalls Industries Inc.	11,897	$2,066,628

Air Freight & Logistics — 1.5%
CH Robinson Worldwide Inc.	39,486	3,700,628
Expeditors International of Washington Inc.	48,832	4,126,792
XPO Logistics Inc.(a)	26,784	2,009,336

		9,836,756

Auto Components — 1.3%
Aptiv PLC	78,646	6,114,727
Gentex Corp.	71,973	1,942,551

		8,057,278

Banks — 1.9%
Commerce Bancshares Inc.	29,504	1,689,399
First Republic Bank/CA	50,338	5,662,018
Signature Bank/New York NY	15,745	1,614,335
SVB Financial Group(a)	15,112	3,389,168

		12,354,920

Biotechnology — 2.4%
Alexion Pharmaceuticals Inc.(a)	64,828	6,644,222
Immunomedics Inc.(a)	61,081	2,579,451
Moderna Inc.(a)(b)	86,752	6,428,323

		15,651,996

Building Products — 3.0%
Allegion PLC	27,045	2,689,896
AO Smith Corp.	39,708	1,911,543
Lennox International Inc.	10,230	2,743,072
Masco Corp.	77,396	4,423,955
Trane Technologies PLC	70,224	7,855,959

		19,624,425

Capital Markets — 5.4%
Ameriprise Financial Inc.	35,915	5,517,621
Apollo Global Management Inc.	60,420	2,966,622
KKR & Co. Inc.	164,000	5,800,680
Nasdaq Inc.	33,705	4,425,804
Northern Trust Corp.	61,077	4,785,383
Raymond James Financial Inc.	35,846	2,490,580
T Rowe Price Group Inc.	66,802	9,225,356

		35,212,046

Chemicals — 4.1%
CF Industries Holdings Inc.	62,840	1,968,777
Corteva Inc.(a)	219,698	6,274,575
FMC Corp.	37,984	4,028,203
International Flavors & Fragrances Inc.	31,358	3,949,540
PPG Industries Inc.	69,260	7,455,839
RPM International Inc.	37,979	3,098,707

		26,775,641

Commercial Services & Supplies — 0.8%
Republic Services Inc.	61,675	5,381,144

Communications Equipment — 1.5%
F5 Networks Inc.(a)	17,899	2,432,474
Motorola Solutions Inc.	49,927	6,979,795

		9,412,269

Construction & Engineering — 0.5%
Jacobs Engineering Group Inc.	38,168	3,257,639

Security	Shares	Value

Containers & Packaging — 2.2%
AptarGroup Inc.	18,866	$2,173,363
Avery Dennison Corp.	24,430	2,768,896
Ball Corp.	95,704	7,046,686
Berry Global Group Inc.(a)	38,915	1,945,361

		13,934,306

Distributors — 0.4%
LKQ Corp.(a)	89,343	2,518,579

Diversified Consumer Services — 0.4%
Service Corp. International	52,361	2,270,373

Diversified Financial Services — 0.3%
Voya Financial Inc.	37,075	1,831,505

Diversified Telecommunication Services — 0.3%
GCI Liberty Inc., Class A(a)	27,995	2,194,528

Electric Utilities — 0.4%
NRG Energy Inc.	71,743	2,425,631

Electrical Equipment — 1.9%
Generac Holdings Inc.(a)	18,423	2,903,096
Hubbell Inc.	15,931	2,150,207
Rockwell Automation Inc.	34,003	7,417,415

		12,470,718

Electronic Equipment, Instruments & Components — 2.1%
FLIR Systems Inc.	38,457	1,602,119
TE Connectivity Ltd.	96,834	8,625,004
Trimble Inc.(a)(b)	73,267	3,261,114

		13,488,237

Energy Equipment & Services — 0.5%
Baker Hughes Co.	192,148	2,976,372

Equity Real Estate Investment Trusts (REITs) — 15.0%
Alexandria Real Estate Equities Inc.	37,047	6,577,695
Americold Realty Trust	58,867	2,375,283
Apartment Investment & Management Co., Class A	43,755	1,698,569
AvalonBay Communities Inc.	41,314	6,326,000
Boston Properties Inc.	42,405	3,777,862
Camden Property Trust	28,557	2,593,261
Douglas Emmett Inc.	48,454	1,411,950
Duke Realty Corp.	108,107	4,344,820
Equity LifeStyle Properties Inc.	53,441	3,651,089
Equity Residential	102,690	5,507,265
Essex Property Trust Inc.	19,202	4,238,650
Extra Space Storage Inc.	37,877	3,914,209
Federal Realty Investment Trust	20,674	1,577,426
Gaming and Leisure Properties Inc.	59,726	2,162,679
Healthpeak Properties Inc.	157,990	4,311,547
Invitation Homes Inc.	159,609	4,759,540
Kilroy Realty Corp.	31,060	1,809,866
Mid-America Apartment Communities Inc.	33,558	3,999,778
Realty Income Corp.	100,816	6,054,001
Regency Centers Corp.	49,859	2,045,715
Sun Communities Inc.	28,841	4,324,131
UDR Inc.	86,510	3,131,662
VEREIT Inc.	316,806	2,062,407
VICI Properties Inc.	137,464	2,984,343
Vornado Realty Trust	46,622	1,609,391
Weyerhaeuser Co.	219,052	6,091,836

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	50,586	$3,610,323

		96,951,298

Food & Staples Retailing — 0.3%
Casey’s General Stores Inc.	10,815	1,721,640

Food Products — 3.1%
Hershey Co. (The)	43,271	6,292,036
Hormel Foods Corp.	82,245	4,182,981
Lamb Weston Holdings Inc.	42,833	2,573,407
McCormick & Co. Inc./MD, NVS	36,297	7,074,285

		20,122,709

Gas Utilities — 0.6%
Atmos Energy Corp.	35,889	3,803,875

Health Care Equipment & Supplies — 2.1%
Dentsply Sirona Inc.	64,253	2,865,684
Hill-Rom Holdings Inc.	19,563	1,901,915
Hologic Inc.(a)	75,777	5,287,719
Varian Medical Systems Inc.(a)	26,640	3,802,060

		13,857,378

Health Care Providers & Services — 1.5%
DaVita Inc.(a)	25,061	2,190,081
Encompass Health Corp.	29,217	1,989,094
Molina Healthcare Inc.(a)	17,379	3,209,901
Universal Health Services Inc., Class B	22,829	2,508,907

		9,897,983

Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants Inc.	38,091	2,891,107
Hilton Worldwide Holdings Inc.	81,396	6,108,770
MGM Resorts International	144,637	2,327,209
Wynn Resorts Ltd.	28,535	2,066,790

		13,393,876

Household Durables — 3.2%
DR Horton Inc.	97,119	6,425,393
Garmin Ltd.	42,605	4,200,427
Lennar Corp., Class A	80,617	5,832,640
Lennar Corp., Class B	4,534	244,247
NVR Inc.(a)	1,015	3,989,102

		20,691,809

Household Products — 1.4%
Clorox Co. (The)	36,726	8,686,066

Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	131,812	2,459,612

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	16,140	1,921,951

Insurance — 3.9%
Arch Capital Group Ltd.(a)	119,029	3,660,142
Arthur J Gallagher & Co.	55,667	5,983,646
Loews Corp.	71,138	2,590,134
RenaissanceRe Holdings Ltd.	14,751	2,660,785
Willis Towers Watson PLC	37,793	7,936,908
WR Berkley Corp.	41,500	2,562,625

		25,394,240

Interactive Media & Services — 1.8%
Twitter Inc.(a)	230,343	8,384,485
Zillow Group Inc., Class A(a)	10,314	702,280

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class C, NVS(a)(b)	40,814	$2,791,270

		11,878,035

Internet & Direct Marketing Retail — 0.8%
Wayfair Inc., Class A(a)(b)	19,861	5,284,813

IT Services — 2.5%
CACI International Inc., Class A(a)	7,373	1,532,257
Genpact Ltd.	45,336	1,805,279
Leidos Holdings Inc.	39,182	3,728,559
Paychex Inc.	93,724	6,740,630
WEX Inc.(a)	12,789	2,025,394

		15,832,119

Leisure Products — 0.4%
Hasbro Inc.	37,369	2,718,968

Life Sciences Tools & Services — 2.3%
Mettler-Toledo International Inc.(a)	7,019	6,562,765
PerkinElmer Inc.	32,676	3,885,503
PPD Inc.(a)	18,443	541,671
Waters Corp.(a)	18,164	3,871,657

		14,861,596

Machinery — 5.1%
Donaldson Co. Inc.	37,072	1,792,061
Dover Corp.	42,246	4,348,381
Fortive Corp.	87,023	6,108,144
Ingersoll Rand Inc.(a)	101,420	3,203,858
Otis Worldwide Corp.	119,510	7,498,057
Parker-Hannifin Corp.	37,683	6,742,242
Westinghouse Air Brake Technologies Corp.	53,032	3,298,060

		32,990,803

Media — 1.8%
Altice USA Inc., Class A(a)	79,949	2,157,823
Liberty Broadband Corp., Class A(a)	7,164	967,212
Liberty Broadband Corp., Class C, NVS(a)(b)	44,911	6,164,933
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	24,510	852,703
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	49,144	1,719,549

		11,862,220

Metals & Mining — 1.0%
Freeport-McMoRan Inc.	426,186	5,506,323
Southern Copper Corp.	24,994	1,092,488

		6,598,811

Multi-Utilities — 0.8%
CMS Energy Corp.	84,022	5,392,532

Oil, Gas & Consumable Fuels — 1.0%
Diamondback Energy Inc.	46,386	1,848,946
Pioneer Natural Resources Co.	48,391	4,690,056

		6,539,002

Pharmaceuticals — 0.4%
Elanco Animal Health Inc.(a)	116,934	2,763,150

Professional Services — 0.9%
Equifax Inc.	35,635	5,792,826

Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	98,383	4,310,159

Road & Rail — 1.8%
JB Hunt Transport Services Inc.	24,746	3,202,132
Kansas City Southern	27,885	4,792,037

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Knight-Swift Transportation Holdings Inc.	35,938	$1,562,944
Lyft Inc., Class A(a)	62,190	1,817,814

		11,374,927

Semiconductors & Semiconductor Equipment — 5.1%
Marvell Technology Group Ltd.	194,667	7,099,506
Maxim Integrated Products Inc.	78,265	5,329,064
Microchip Technology Inc.	72,022	7,326,798
MKS Instruments Inc.	16,128	2,055,352
Qorvo Inc.(a)	33,667	4,314,426
Skyworks Solutions Inc.	48,978	7,130,217

		33,255,363

Software — 1.3%
Citrix Systems Inc.	34,066	4,863,262
NortonLifeLock Inc.	158,971	3,409,928
SolarWinds Corp.(a)(b)	19,246	353,357

		8,626,547

Specialty Retail — 3.8%
Advance Auto Parts Inc.(b)	20,268	3,043,038
AutoZone Inc.(a)	6,854	8,275,657
CarMax Inc.(a)	47,771	4,632,354
Tiffany & Co.	32,048	4,017,537
Tractor Supply Co.	33,937	4,844,167

		24,812,753

Trading Companies & Distributors — 1.5%
United Rentals Inc.(a)	21,137	3,284,056
Watsco Inc.	9,629	2,273,118
WW Grainger Inc.	12,708	4,340,163

		9,897,337

Security	Shares	Value

Water Utilities — 1.7%
American Water Works Co. Inc.	53,143	$7,826,369
Essential Utilities Inc.	65,399	2,965,845

		10,792,214

Total Common Stocks — 99.8% (Cost: $558,188,495)		646,227,603

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	12,415,880	12,429,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	1,402,000	1,402,000

		13,831,537

Total Short-Term Investments — 2.1% (Cost: $13,827,284)		13,831,537

Total Investments in Securities — 101.9% (Cost: $572,015,779)		660,059,140

Other Assets, Less Liabilities — (1.9)%		(12,174,569)

Net Assets — 100.0%		$647,884,571

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,992,505	$—		$(2,563,428	)(a)	$20,008	$(19,548)	$12,429,537	12,415,880	$24,726	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	822,000	580,000	(a)	—		—	—	1,402,000	1,402,000	427		—

						$20,008	$(19,548)	$13,831,537		$25,153		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	09/18/20	$653	$34,399

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	5	09/18/20	$930	$45,654

				$80,053

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$646,227,603	$—	$—	$646,227,603
Money Market Funds	13,831,537	—	—	13,831,537

	$660,059,140	$—	$—	$660,059,140

Derivative financial instruments(a)
Assets
Futures Contracts	$80,053	$—	$—	$80,053

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4